Investments - Summary of investments in real estate held by entities (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Investments In Real Estate Held By Entities [Line Items]
Value of Aegon's properties which were appraised in the current year	96.00%	100.00%
Appraisals performed by independent external appraisers	91.00%	96.00%